March 3, 2011

Mary Cole
Counsel
Office of Disclosure and Review
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust, File Nos. 333-171360, 811-22509

Dear Ms. Cole:

On behalf of LoCorr Investment Trust (the "Registrant") we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.  On December 22, 2010, the Registrant, on behalf of the LoCorr Managed Futures Strategy Fund (the "Fund"), the sole series of the Registrant, filed its registration statement on Form N-1A.  By letter dated January 20, 2011 you provided written comments regarding the filing.  By letter dated February 1, 2011, the Registrant provided written responses to those comments.  All changes related to the response letter, refining edits and supplemental information are marked.  The Registrant will request acceleration of the effective date of this Amendment to the Registrant's Registration Statement by separate letter.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

1.	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.	Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

4.	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call Parker Bridgeport at (614) 469-3238 or the undersigned at (513) 352-6725.

Best regards,

/s/ JoAnn M. Strasser
JoAnn M. Strasser

THOMPSON HINE LLP	312 Walnut Street	www.ThompsonHine.com
ATTORNEY AT LAW	14th Floor	Phone 513.352.6700
	Cincinnati, Ohio 45202-4089	Fax 513.241.4771